Deferred leasing and financing costs	12 Months Ended
Dec. 31, 2011
Deferred leasing and financing costs
Deferred leasing and financing costs

4. Deferred leasing and financing costs

The following table summarizes our deferred leasing and financing costs, net as of December 31, 2011 and 2010 (in thousands):

	December 31,
	2011	2010
Deferred leasing costs	$229,196	$171,715
Accumulated amortization	(124,662)	(98,385)
Deferred leasing costs, net	$104,534	$73,330

Deferred financing costs	$82,097	$60,078
Accumulated amortization	(51,081)	(44,362)
Deferred financing costs, net	$31,016	$15,716